Asset acquisition (Details) (USD $)	0 Months Ended	3 Months Ended			3 Months Ended			0 Months Ended				3 Months Ended
	Jan. 09, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Maximum	Mar. 31, 2014 Minimum	Jan. 09, 2013 Danotek Motion Technologies	Jan. 09, 2014 Danotek Motion Technologies Subsequent event	Jan. 09, 2014 Danotek Motion Technologies Subsequent event Maximum	Jan. 09, 2014 Danotek Motion Technologies Subsequent event Minimum	Jan. 09, 2013 Machinery and Equipment	Mar. 31, 2014 Machinery and Equipment Maximum	Mar. 31, 2014 Machinery and Equipment Minimum	Jan. 09, 2014 Machinery and Equipment Danotek Motion Technologies Subsequent event
Business Acquisition [Line Items]
Payments for Purchase of Other Assets	$ 497,800										$ 199,530
Payments to acquire assets								497,800
Inventory							17,400	17,400
Property, plant, and equipment								199,530						171,910
Property, plant and equipment, estimated useful lives					15 years	3 years			5 years	8 years 6 months		8 years 6 months	5 years
Intangible Assets, Net (Excluding Goodwill)	240,000
Intangible assets								240,000
Finited lived intangible assets, estimated useful life		15 years						15 years
Goodwill	$ 40,870	$ 40,870	$ 40,870	$ 0				$ 40,870